Due to Related Party (Tables)	12 Months Ended
Dec. 31, 2013
Due to Related Party and Related Party Transactions [Abstract]
Summary of Related Party Transactions
	December 31, 2013	December 31, 2012
Due to the President of the Company	$249,703	$97,945